Annual Operating Expenses {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-13 - Disciplined Small Cap Portfolio	Apr. 30, 2022
VIP Disciplined Small Cap Portfolio-Initial VIP
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.48%
VIP Disciplined Small Cap Portfolio-Service VIP
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.58%
VIP Disciplined Small Cap Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.73%

[1]	(a)Adjusted to reflect current fees